Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF PROFIT (LOSS)
Revenue	$ 4,262,591,097	$ 4,379,000,090	$ 2,829,682,404
Other operating income	117,654,896	577,431,773	25,547,131
Revenues and other operating income	4,380,245,993	4,956,431,863	2,855,229,535
Raw materials and consumables used	(2,995,585,459)	(3,399,524,067)	(2,011,305,404)
Contribution Margin	1,384,660,534	1,556,907,796	843,924,131
Other work performed by the entity and capitalized	39,629,466	44,569,685	31,157,196
Employee benefits expense	(172,787,800)	(158,239,393)	(163,345,154)
Depreciation and amortization expense	(253,399,784)	(238,272,951)	(210,927,656)
Impairment (loss) reversal recognized in profit or loss	(7,023,888)	(1,547,699)	(32,898,854)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(10,773,445)	(22,025,354)	(18,765,175)
Other expenses, by nature	(212,543,865)	(269,034,847)	(189,550,825)
GROSS OPERATING INCOME	767,761,218	912,357,237	259,593,663
Other gains	221,846,937	981,981,296	10,137,284
Financial income	134,253,836	50,414,585	26,420,400
Financial costs	(247,067,556)	(193,618,033)	(174,043,116)
Share of profit of associates and joint ventures accounted for using the equity method	5,702,088	3,281,241	3,177,409
Foreign currency exchange differences	(856,350)	18,401,453	(15,334,368)
Gains or losses from indexed assets and liabilities	25,285,703	5,862,890	5,897,520
Profit (loss) before taxes	906,925,876	1,778,680,669	115,848,792
Income tax expense	(226,912,485)	(469,696,880)	(15,138,658)
Profit (loss)	680,013,391	1,308,983,789	100,710,134
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	633,455,775	1,252,082,258	85,153,969
Profit (loss) attributable to non-controlling interests	46,557,616	56,901,531	15,556,165
Profit (loss)	$ 680,013,391	$ 1,308,983,789	$ 100,710,134
Basic earnings per share
Basic earnings (losses) per share	$ 9.16	$ 18.10	$ 1.23
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (losses) per share	$ 9.16	$ 18.10	$ 1.23
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Gains (losses)	$ 680,013,391	$ 1,308,983,789	$ 100,710,134
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Gains (losses) from remeasurement of defined benefit plans	(27,122)	(7,304,757)	12,547,898
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(27,122)	(7,304,757)	12,547,898
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Gains (losses) from foreign currency translation differences	54,024,068	18,994,934	197,099,813
Gains (losses) on measuring financial asset at fair value through other comprehensive income	(44)	(2)	31
Other Comprehensive Income	13,494	1,043,185	359,797
Gains (losses) on cash flow hedges	(270,587,570)	67,832,602	(455,116,679)
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	81,979,339	79,672,895	48,145,467
Other comprehensive income that will be reclassified subsequently to profit or loss	(134,570,713)	167,543,614	(209,511,571)
Income tax related to components of other income and expenses with a charge or credit in equity	(134,597,835)	160,238,857	(196,963,673)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	7,323	1,972,561	(3,387,932)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	7,323	1,972,561	(3,387,932)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	50,924,221	(39,826,484)	109,882,227
Income tax related to financial assets at fair value through other comprehensive income	12	1	(8)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	50,924,233	(39,826,483)	109,882,219
Total other comprehensive (loss) income	(83,666,279)	122,384,935	(90,469,386)
TOTAL COMPREHENSIVE INCOME	596,347,112	1,431,368,724	10,240,748
Comprehensive income (loss) attributable to:
Owners of Enel Chile	551,958,629	1,363,350,140	(17,917,889)
Non-controlling interests	44,388,483	68,018,584	28,158,637
TOTAL COMPREHENSIVE INCOME	$ 596,347,112	$ 1,431,368,724	$ 10,240,748